S000054182 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	102 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.67%	11.17%	11.82%	[2]
Performance Inception Date	[1]			Jun. 30, 2016
Sit ESG Growth Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		20.21%	10.83%	11.22%	[2]
Performance Inception Date				Jun. 30, 2016
Sit ESG Growth Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.05%	10.49%	10.90%	[2]
Performance Inception Date				Jun. 30, 2016
Sit ESG Growth Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.09%	8.55%	9.15%	[2]
Performance Inception Date				Jun. 30, 2016
Sit ESG Growth Fund - Class S
Prospectus [Line Items]
Average Annual Return, Percent		19.96%	10.55%	10.94%	[2]
Performance Inception Date				Jun. 30, 2016

[1]	A broad-based securities market index that represents the overall global equity markets.
[2]	The Fund commenced investment operations on June 30, 2016.